Document and Entity Information	Nov. 12, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Entity Address, State or Province	MI
Amendment Flag	true
Entity Central Index Key	0000055135
Document Type	8-K/A
Document Period End Date	Nov. 12, 2025
Entity File Number	000-01088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, Postal Zip Code	48084
City Area Code	(248)
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 13, 2025, Kelly Services, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that, effective November 28, 2025, Daniel H. Malan, Senior Vice President and President Science, Engineering & Technology, would separate from Kelly Services, Inc. In connection with Mr. Malan’s separation from the Company on November 28, 2025, the Company and Mr. Malan entered into a Severance Agreement and Release, dated December 2, 2025 (the “Agreement”), which became effective on December 10, 2025. Under the terms of the Agreement, Mr. Malan will receive severance pay in the amount of $468,000, representing 52 weeks of his current annual base salary, payable in accordance with the Company’s regular payroll schedule and subject to applicable withholdings and deductions. The Company will subsidize Mr. Malan’s health insurance premiums under COBRA for up to 12 months, provided he elects COBRA continuation coverage and remains eligible. In addition, the Company will provide outplacement services for up to 12 months, not to exceed $10,000 in cost. Mr. Malan will also receive a pro-rated annual incentive in accordance with the terms of the Kelly Services, Inc. Senior Executive Severance Plan, including any amounts due under the Company’s Equity Incentive Plan and Short-Term Incentive Plan. The Agreement includes a general release of claims by Mr. Malan in favor of the Company and its affiliates, subject to certain customary exceptions, as well as non-disparagement and confidentiality provisions. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text of the Severance Agreement and Release, which is attached as Exhibit 10.1 and incorporated herein by reference.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $1.00 par value per share
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $1.00 par value per share
Trading Symbol	KELYB
Security Exchange Name	NASDAQ